Derivative Instruments and Accounting Hedges (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Hedge instrument
Cash inflows	$ 1,388,127	$ 1,364,073
Net cash flows
Cash flow hedges [member] | Corporate Bond EUR
Hedge element
Cash outflow	(100,327)	(98,194)
Cash flow hedges [member] | Corporate Bond HKD
Hedge element
Cash outflow	(452,603)	(450,094)
Cash flow hedges [member] | Corporate Bond PEN
Hedge element
Cash outflow	(49,230)	(58,589)
Cash flow hedges [member] | Corporate Bond CHF
Hedge element
Cash outflow	(216,343)	(209,255)
Cash flow hedges [member] | Corporate Bond USD
Hedge element
Cash outflow	(47,715)	(51,994)
Cash flow hedges [member] | Obligation USD
Hedge element
Cash outflow	(157,733)	(168,028)
Cash flow hedges [member] | Corporate Bond JPY
Hedge element
Cash outflow	(235,048)	(272,462)
Cash flow hedges [member] | Corporate Bond AUD
Hedge element
Cash outflow	(231,484)	(175,001)
Cash flow hedges [member] | Corporate Bond NOK
Hedge element
Cash outflow	(82,866)	(87,624)
Cash flow hedges [member] | Cross Currency Swap EUR
Hedge instrument
Cash inflows	100,327	98,194
Cash flow hedges [member] | Cross Currency Swap HKD
Hedge instrument
Cash inflows	452,603	450,094
Cash flow hedges [member] | Cross Currency Swap PEN
Hedge instrument
Cash inflows	49,230	58,589
Cash flow hedges [member] | Cross Currency Swap CHF
Hedge instrument
Cash inflows	216,343	209,255
Cash flow hedges [member] | Cross Currency Swap USD
Hedge instrument
Cash inflows	47,715	51,994
Cash flow hedges [member] | Cross Currency Swap USD
Hedge instrument
Cash inflows	157,733	168,028
Cash flow hedges [member] | Cross Currency Swap JPY
Hedge instrument
Cash inflows	235,048	272,462
Cash flow hedges [member] | Cross Currency Swap AUD
Hedge instrument
Cash inflows	231,484	175,001
Cash flow hedges [member] | Cross Currency Swap NOK
Hedge instrument
Cash inflows	82,866	87,624
Up to 1 month
Hedge instrument
Cash inflows	160	156
Net cash flows
Up to 1 month | Cash flow hedges [member] | Corporate Bond EUR
Hedge element
Cash outflow
Up to 1 month | Cash flow hedges [member] | Corporate Bond HKD
Hedge element
Cash outflow
Up to 1 month | Cash flow hedges [member] | Corporate Bond PEN
Hedge element
Cash outflow
Up to 1 month | Cash flow hedges [member] | Corporate Bond CHF
Hedge element
Cash outflow
Up to 1 month | Cash flow hedges [member] | Corporate Bond USD
Hedge element
Cash outflow
Up to 1 month | Cash flow hedges [member] | Obligation USD
Hedge element
Cash outflow	(202)	(216)
Up to 1 month | Cash flow hedges [member] | Corporate Bond JPY
Hedge element
Cash outflow
Up to 1 month | Cash flow hedges [member] | Corporate Bond AUD
Hedge element
Cash outflow
Up to 1 month | Cash flow hedges [member] | Corporate Bond NOK
Hedge element
Cash outflow
Up to 1 month | Cash flow hedges [member] | Cross Currency Swap EUR
Hedge instrument
Cash inflows
Up to 1 month | Cash flow hedges [member] | Cross Currency Swap HKD
Hedge instrument
Cash inflows
Up to 1 month | Cash flow hedges [member] | Cross Currency Swap PEN
Hedge instrument
Cash inflows
Up to 1 month | Cash flow hedges [member] | Cross Currency Swap CHF
Hedge instrument
Cash inflows
Up to 1 month | Cash flow hedges [member] | Cross Currency Swap USD
Hedge instrument
Cash inflows
Up to 1 month | Cash flow hedges [member] | Cross Currency Swap USD
Hedge instrument
Cash inflows	202	216
Up to 1 month | Cash flow hedges [member] | Cross Currency Swap JPY
Hedge instrument
Cash inflows
Up to 1 month | Cash flow hedges [member] | Cross Currency Swap AUD
Hedge instrument
Cash inflows
Up to 1 month | Cash flow hedges [member] | Cross Currency Swap NOK
Hedge instrument
Cash inflows
Over 1 month and up to 3 months
Hedge instrument
Cash inflows	280	33,648
Net cash flows
Over 1 month and up to 3 months | Cash flow hedges [member] | Corporate Bond EUR
Hedge element
Cash outflow
Over 1 month and up to 3 months | Cash flow hedges [member] | Corporate Bond HKD
Hedge element
Cash outflow
Over 1 month and up to 3 months | Cash flow hedges [member] | Corporate Bond PEN
Hedge element
Cash outflow	(775)	(894)
Over 1 month and up to 3 months | Cash flow hedges [member] | Corporate Bond CHF
Hedge element
Cash outflow
Over 1 month and up to 3 months | Cash flow hedges [member] | Corporate Bond USD
Hedge element
Cash outflow
Over 1 month and up to 3 months | Cash flow hedges [member] | Obligation USD
Hedge element
Cash outflow	(76)	(336)
Over 1 month and up to 3 months | Cash flow hedges [member] | Corporate Bond JPY
Hedge element
Cash outflow		(34,638)
Over 1 month and up to 3 months | Cash flow hedges [member] | Corporate Bond AUD
Hedge element
Cash outflow	(970)	(428)
Over 1 month and up to 3 months | Cash flow hedges [member] | Corporate Bond NOK
Hedge element
Cash outflow
Over 1 month and up to 3 months | Cash flow hedges [member] | Cross Currency Swap EUR
Hedge instrument
Cash inflows
Over 1 month and up to 3 months | Cash flow hedges [member] | Cross Currency Swap HKD
Hedge instrument
Cash inflows
Over 1 month and up to 3 months | Cash flow hedges [member] | Cross Currency Swap PEN
Hedge instrument
Cash inflows	775	894
Over 1 month and up to 3 months | Cash flow hedges [member] | Cross Currency Swap CHF
Hedge instrument
Cash inflows
Over 1 month and up to 3 months | Cash flow hedges [member] | Cross Currency Swap USD
Hedge instrument
Cash inflows
Over 1 month and up to 3 months | Cash flow hedges [member] | Cross Currency Swap USD
Hedge instrument
Cash inflows	76	336
Over 1 month and up to 3 months | Cash flow hedges [member] | Cross Currency Swap JPY
Hedge instrument
Cash inflows		34,638
Over 1 month and up to 3 months | Cash flow hedges [member] | Cross Currency Swap AUD
Hedge instrument
Cash inflows	970	428
Over 1 month and up to 3 months | Cash flow hedges [member] | Cross Currency Swap NOK
Hedge instrument
Cash inflows
Over 3 months and up to 12 months
Hedge instrument
Cash inflows	186,116	21,062
Net cash flows
Over 3 months and up to 12 months | Cash flow hedges [member] | Corporate Bond EUR
Hedge element
Cash outflow	(1,473)	(1,421)
Over 3 months and up to 12 months | Cash flow hedges [member] | Corporate Bond HKD
Hedge element
Cash outflow	(13,352)	(12,829)
Over 3 months and up to 12 months | Cash flow hedges [member] | Corporate Bond PEN
Hedge element
Cash outflow	(775)	(894)
Over 3 months and up to 12 months | Cash flow hedges [member] | Corporate Bond CHF
Hedge element
Cash outflow	(829)	(798)
Over 3 months and up to 12 months | Cash flow hedges [member] | Corporate Bond USD
Hedge element
Cash outflow	(1,515)	(1,600)
Over 3 months and up to 12 months | Cash flow hedges [member] | Obligation USD
Hedge element
Cash outflow	(157,455)	(884)
Over 3 months and up to 12 months | Cash flow hedges [member] | Corporate Bond JPY
Hedge element
Cash outflow	(2,115)	(2,121)
Over 3 months and up to 12 months | Cash flow hedges [member] | Corporate Bond AUD
Hedge element
Cash outflow	(3,928)	(3,274)
Over 3 months and up to 12 months | Cash flow hedges [member] | Corporate Bond NOK
Hedge element
Cash outflow	(2,275)	(2,341)
Over 3 months and up to 12 months | Cash flow hedges [member] | Cross Currency Swap EUR
Hedge instrument
Cash inflows	1,473	1,421
Over 3 months and up to 12 months | Cash flow hedges [member] | Cross Currency Swap HKD
Hedge instrument
Cash inflows	13,352	12,829
Over 3 months and up to 12 months | Cash flow hedges [member] | Cross Currency Swap PEN
Hedge instrument
Cash inflows	775	894
Over 3 months and up to 12 months | Cash flow hedges [member] | Cross Currency Swap CHF
Hedge instrument
Cash inflows	829	798
Over 3 months and up to 12 months | Cash flow hedges [member] | Cross Currency Swap USD
Hedge instrument
Cash inflows	1,515	1,600
Over 3 months and up to 12 months | Cash flow hedges [member] | Cross Currency Swap USD
Hedge instrument
Cash inflows	157,455	884
Over 3 months and up to 12 months | Cash flow hedges [member] | Cross Currency Swap JPY
Hedge instrument
Cash inflows	2,115	2,121
Over 3 months and up to 12 months | Cash flow hedges [member] | Cross Currency Swap AUD
Hedge instrument
Cash inflows	3,928	3,274
Over 3 months and up to 12 months | Cash flow hedges [member] | Cross Currency Swap NOK
Hedge instrument
Cash inflows	2,275	2,341
Over 1 year and up to 3 years
Hedge instrument
Cash inflows	213,673	234,065
Net cash flows
Over 1 year and up to 3 years | Cash flow hedges [member] | Corporate Bond EUR
Hedge element
Cash outflow	(2,946)	(2,842)
Over 1 year and up to 3 years | Cash flow hedges [member] | Corporate Bond HKD
Hedge element
Cash outflow	(90,988)	(25,627)
Over 1 year and up to 3 years | Cash flow hedges [member] | Corporate Bond PEN
Hedge element
Cash outflow	(3,098)	(3,575)
Over 1 year and up to 3 years | Cash flow hedges [member] | Corporate Bond CHF
Hedge element
Cash outflow	(94,332)	(1,597)
Over 1 year and up to 3 years | Cash flow hedges [member] | Corporate Bond USD
Hedge element
Cash outflow	(3,030)	(3,200)
Over 1 year and up to 3 years | Cash flow hedges [member] | Obligation USD
Hedge element
Cash outflow		(166,592)
Over 1 year and up to 3 years | Cash flow hedges [member] | Corporate Bond JPY
Hedge element
Cash outflow	(38,110)	(38,596)
Over 1 year and up to 3 years | Cash flow hedges [member] | Corporate Bond AUD
Hedge element
Cash outflow	(9,796)	(7,399)
Over 1 year and up to 3 years | Cash flow hedges [member] | Corporate Bond NOK
Hedge element
Cash outflow	(4,550)	(4,682)
Over 1 year and up to 3 years | Cash flow hedges [member] | Cross Currency Swap EUR
Hedge instrument
Cash inflows	2,946	2,842
Over 1 year and up to 3 years | Cash flow hedges [member] | Cross Currency Swap HKD
Hedge instrument
Cash inflows	90,988	25,627
Over 1 year and up to 3 years | Cash flow hedges [member] | Cross Currency Swap PEN
Hedge instrument
Cash inflows	3,098	3,575
Over 1 year and up to 3 years | Cash flow hedges [member] | Cross Currency Swap CHF
Hedge instrument
Cash inflows	94,332	1,597
Over 1 year and up to 3 years | Cash flow hedges [member] | Cross Currency Swap USD
Hedge instrument
Cash inflows	3,030	3,200
Over 1 year and up to 3 years | Cash flow hedges [member] | Cross Currency Swap USD
Hedge instrument
Cash inflows		166,592
Over 1 year and up to 3 years | Cash flow hedges [member] | Cross Currency Swap JPY
Hedge instrument
Cash inflows	38,110	38,596
Over 1 year and up to 3 years | Cash flow hedges [member] | Cross Currency Swap AUD
Hedge instrument
Cash inflows	9,796	7,399
Over 1 year and up to 3 years | Cash flow hedges [member] | Cross Currency Swap NOK
Hedge instrument
Cash inflows	4,550	4,682
Over 3 years and up to 5 years
Hedge instrument
Cash inflows	246,244	280,074
Net cash flows
Over 3 years and up to 5 years | Cash flow hedges [member] | Corporate Bond EUR
Hedge element
Cash outflow	(44,037)	(2,842)
Over 3 years and up to 5 years | Cash flow hedges [member] | Corporate Bond HKD
Hedge element
Cash outflow	(78,369)	(91,034)
Over 3 years and up to 5 years | Cash flow hedges [member] | Corporate Bond PEN
Hedge element
Cash outflow	(3,098)	(3,575)
Over 3 years and up to 5 years | Cash flow hedges [member] | Corporate Bond CHF
Hedge element
Cash outflow	(121,182)	(90,095)
Over 3 years and up to 5 years | Cash flow hedges [member] | Corporate Bond USD
Hedge element
Cash outflow	(3,030)	(3,200)
Over 3 years and up to 5 years | Cash flow hedges [member] | Obligation USD
Hedge element
Cash outflow
Over 3 years and up to 5 years | Cash flow hedges [member] | Corporate Bond JPY
Hedge element
Cash outflow	(3,472)	(3,482)
Over 3 years and up to 5 years | Cash flow hedges [member] | Corporate Bond AUD
Hedge element
Cash outflow	(9,799)	(7,401)
Over 3 years and up to 5 years | Cash flow hedges [member] | Corporate Bond NOK
Hedge element
Cash outflow	(4,550)	(4,682)
Over 3 years and up to 5 years | Cash flow hedges [member] | Cross Currency Swap EUR
Hedge instrument
Cash inflows	44,037	2,842
Over 3 years and up to 5 years | Cash flow hedges [member] | Cross Currency Swap HKD
Hedge instrument
Cash inflows	78,369	91,034
Over 3 years and up to 5 years | Cash flow hedges [member] | Cross Currency Swap PEN
Hedge instrument
Cash inflows	3,098	3,575
Over 3 years and up to 5 years | Cash flow hedges [member] | Cross Currency Swap CHF
Hedge instrument
Cash inflows	121,182	90,095
Over 3 years and up to 5 years | Cash flow hedges [member] | Cross Currency Swap USD
Hedge instrument
Cash inflows	3,030	3,200
Over 3 years and up to 5 years | Cash flow hedges [member] | Cross Currency Swap USD
Hedge instrument
Cash inflows
Over 3 years and up to 5 years | Cash flow hedges [member] | Cross Currency Swap JPY
Hedge instrument
Cash inflows	3,472	3,482
Over 3 years and up to 5 years | Cash flow hedges [member] | Cross Currency Swap AUD
Hedge instrument
Cash inflows	9,799	7,401
Over 3 years and up to 5 years | Cash flow hedges [member] | Cross Currency Swap NOK
Hedge instrument
Cash inflows	4,550	4,682
Over 5 years
Hedge instrument
Cash inflows	741,654	795,068
Net cash flows
Over 5 years | Cash flow hedges [member] | Corporate Bond EUR
Hedge element
Cash outflow	(51,871)	(91,089)
Over 5 years | Cash flow hedges [member] | Corporate Bond HKD
Hedge element
Cash outflow	(269,894)	(320,604)
Over 5 years | Cash flow hedges [member] | Corporate Bond PEN
Hedge element
Cash outflow	(41,484)	(49,651)
Over 5 years | Cash flow hedges [member] | Corporate Bond CHF
Hedge element
Cash outflow		(116,765)
Over 5 years | Cash flow hedges [member] | Corporate Bond USD
Hedge element
Cash outflow	(40,140)	(43,994)
Over 5 years | Cash flow hedges [member] | Obligation USD
Hedge element
Cash outflow
Over 5 years | Cash flow hedges [member] | Corporate Bond JPY
Hedge element
Cash outflow	(191,351)	(193,625)
Over 5 years | Cash flow hedges [member] | Corporate Bond AUD
Hedge element
Cash outflow	(206,991)	(156,499)
Over 5 years | Cash flow hedges [member] | Corporate Bond NOK
Hedge element
Cash outflow	(71,491)	(75,919)
Over 5 years | Cash flow hedges [member] | Cross Currency Swap EUR
Hedge instrument
Cash inflows	51,871	91,089
Over 5 years | Cash flow hedges [member] | Cross Currency Swap HKD
Hedge instrument
Cash inflows	269,894	320,604
Over 5 years | Cash flow hedges [member] | Cross Currency Swap PEN
Hedge instrument
Cash inflows	41,484	49,651
Over 5 years | Cash flow hedges [member] | Cross Currency Swap CHF
Hedge instrument
Cash inflows		116,765
Over 5 years | Cash flow hedges [member] | Cross Currency Swap USD
Hedge instrument
Cash inflows	40,140	43,994
Over 5 years | Cash flow hedges [member] | Cross Currency Swap USD
Hedge instrument
Cash inflows
Over 5 years | Cash flow hedges [member] | Cross Currency Swap JPY
Hedge instrument
Cash inflows	191,351	193,625
Over 5 years | Cash flow hedges [member] | Cross Currency Swap AUD
Hedge instrument
Cash inflows	206,991	156,499
Over 5 years | Cash flow hedges [member] | Cross Currency Swap NOK
Hedge instrument
Cash inflows	$ 71,491	$ 75,919